Related party transactions - Disclosure of significant transactions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Net revenues	€ 156,878	€ 189,544	€ 179,592
Cost of revenues	136,360	151,400	144,327
Selling, general and other costs	9,299	9,541	8,981
Finance income (cost)	(345)	(42)	768
Trade and other receivables	24,547	21,359
Trade payables and other liabilities	53,222	56,643
Asset- backed financing	10,016	4,778
Debt	27,211	24,685
Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	156,878	189,544	179,592
Cost of revenues	136,360	151,400	144,327
Selling, general and other costs	9,299	9,541	8,981
Finance income (cost)	(345)	(42)	768
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Trade and other receivables	2,277	1,946
Trade payables and other liabilities	1,125	898
Asset- backed financing	31	38
Debt	195	67
Total transactions with related parties | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	9,586	11,729	11,464
Cost of revenues	1,311	1,730	3,302
Selling, general and other costs	102	148	210
Finance income (cost)	8	8	5
Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	2,040	1,459
Trade payables and other liabilities	981	753
Asset- backed financing	31	38
Debt	194	60
Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	9,248	11,348	11,076
Cost of revenues	1,245	1,440	2,959
Selling, general and other costs	11	25	67
Finance income (cost)	9	9	6
Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	142	237
Trade payables and other liabilities	20	34
Asset- backed financing	0	0
Debt	0	0
Total for all associates | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	204	23	65
Cost of revenues	12	196	183
Selling, general and other costs	(3)	2	16
Finance income (cost)	(1)	(1)	0
CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	44	62
Trade payables and other liabilities	89	85
Asset- backed financing	0	0
Debt	(1)	0
CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	115	263	306
Cost of revenues	20	70	110
Selling, general and other costs	81	121	122
Finance income (cost)	0	0	0
Unconsolidated subsidiaries
Disclosure of transactions between related parties [line items]
Trade and other receivables	51	188
Trade payables and other liabilities	35	26
Asset- backed financing	0	0
Debt	2	7
Unconsolidated subsidiaries | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	19	95	17
Cost of revenues	34	24	50
Selling, general and other costs	13	0	5
Finance income (cost)	0	0	(1)
Tofas | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	57	164
Trade payables and other liabilities	147	180
Asset- backed financing	0	0
Debt	0	0
Tofas | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	1,155	1,339	1,129
Cost of revenues	461	779	1,699
Selling, general and other costs	37	27	24
Finance income (cost)	0	0	0
FCA Bank | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	2,007
Cost of revenues	0	0	33
Selling, general and other costs	0	0	30
Finance income (cost)	0	0	21
Leasys SAS | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	97	147
Trade payables and other liabilities	143	104
Asset- backed financing	0	0
Debt	79	38
Leasys SAS | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	813	960	0
Cost of revenues	20	12	0
Selling, general and other costs	(7)	6	0
Finance income (cost)	1	0	0
Finance companies in partnership with SCF and BNPP PF | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	1,082	943
Trade payables and other liabilities	648	400
Asset- backed financing	31	38
Debt	41	22
Finance companies in partnership with SCF and BNPP PF | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	7,248	8,973	7,773
Cost of revenues	738	471	623
Selling, general and other costs	(19)	(7)	1
Finance income (cost)	35	14	(2)
Other | Joint arrangements
Disclosure of transactions between related parties [line items]
Trade and other receivables	804	205
Trade payables and other liabilities	43	69
Asset- backed financing	0	0
Debt	74	0
Other | Joint arrangements | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	32	76	167
Cost of revenues	26	178	604
Selling, general and other costs	0	(1)	12
Finance income (cost)	(27)	(5)	(13)
Other | Total for all associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	142	237
Trade payables and other liabilities	20	34
Asset- backed financing	0	0
Debt	0	0
Other | Total for all associates | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	204	23	65
Cost of revenues	12	196	183
Selling, general and other costs	(3)	2	16
Finance income (cost)	(1)	(1)	0
Other | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	6	1
Trade payables and other liabilities	78	25
Asset- backed financing	0	0
Debt	(1)	0
Other | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	1	1
Cost of revenues	0	0	1
Selling, general and other costs	32	43	48
Finance income (cost)	0	0	0
CNHI | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	8	11
Trade payables and other liabilities	1	1
Asset- backed financing	0	0
Debt	0	0
CNHI | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	10	28	50
Cost of revenues	0	0	0
Selling, general and other costs	0	(3)	0
Finance income (cost)	0	0	0
Iveco | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	25	42
Trade payables and other liabilities	8	40
Asset- backed financing	0	0
Debt	0	0
Iveco | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	102	218	233
Cost of revenues	14	19	26
Selling, general and other costs	0	(5)	(1)
Finance income (cost)	0	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other
Disclosure of transactions between related parties [line items]
Trade and other receivables	5	8
Trade payables and other liabilities	2	19
Asset- backed financing	0	0
Debt	0	0
Ferrari N.V. | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	3	16	22
Cost of revenues	6	51	83
Selling, general and other costs	(1)	(1)	0
Finance income (cost)	0	0	0
Directors and Key Management | CNHI, Ferrari, Directors and Other | Significant transactions, netting
Disclosure of transactions between related parties [line items]
Net revenues	0	0	0
Cost of revenues	0	0	0
Selling, general and other costs	50	87	75
Finance income (cost)	€ 0	€ 0	€ 0